Note 54 Executive directors (Details) - EUR (€) € in Thousands		Dec. 31, 2022	Dec. 31, 2021
Executive directors [Line Items]
Executive directors retirement	[1]	€ 451	€ 340
Executive directors death and disability	[1]	758	869
Executive directors funds accumulated		22,771	24,546
Board of Directors Chairman [Member]
Executive directors [Line Items]
Executive directors retirement	[1]	451	340
Executive directors death and disability	[1]	473	574
Executive directors funds accumulated		22,771	24,546
Chief Executive Officer [Member]
Executive directors [Line Items]
Executive directors retirement	[1]	0	0
Executive directors death and disability	[1]	285	295
Executive directors funds accumulated		€ 0	€ 0

[1]	(1) Contributions recognized to meet pension commitments to executive directors in financial years 2022 and 2021. In the case of the Chair, these correspond to the sum of the annual retirement pension contribution and the adjustment made to the "discretionary pension benefits" for the financial years 2021 and 2020, the contribution to which was to be made in the financial years 2022 and 2021, respectively, and with the death and disability premiums. In the case of the Chief Executive Officer, the contributions recognized correspond exclusively to the insurance premiums paid by the Bank in 2022 and 2021 to cover the contingencies of death and disability, given that, in his case, the Bank has not undertaken any commitments to cover the retirement contingency .